RELATED PARTY TRANSACTIONS (Details) - Key management personnel - USD ($)	12 Months Ended
	Dec. 31, 2023	Jan. 01, 2023
Disclosure of transactions between related parties [line items]
Expenses for airplane usage, related party transactions	$ 1.6	$ 1,900,000
Amount in account payable, related party transactions	0.3	100,000
DSUs
Disclosure of transactions between related parties [line items]
Amount in account payable, related party transactions	$ 13,576,000	$ 10,560,000